ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE MID-CAP VALUE FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 94.3%
CONSUMER DISCRETIONARY 18.3%
Auto Components 0.8%
TRW (1)	1,853,601	64,542
		64,542
Diversified Consumer Services 2.9%
Apollo Group, Class A (1)	925,000	40,608
Career Education (1)	1,389,000	42,364
H&R Block	3,684,000	77,511
Weight Watchers	1,470,685	67,784
		228,267
Hotels, Restaurants & Leisure 1.0%
OSI Restaurant Partners	1,990,900	78,641
		78,641
Household Durables 0.4%
Newell Rubbermaid	1,125,000	34,976
		34,976
Leisure Equipment & Products 2.0%
Brunswick	2,721,800	86,689
Mattel	2,779,000	76,617
		163,306
Media 8.6%
Belo Corporation, Class A	527,000	9,839
Cox Radio, Class A (1)	2,182,400	29,790
Discovery Holding, Series A (1)	4,134,536	79,094
Dow Jones	1,483,000	51,119
EchoStar Communications, Class A (1)	905,500	39,326
Gemstar TV Guide (1)	8,158,666	34,185
Lamar Advertising	183,800	11,574
Liberty Media Capital, Class A (1)	320,000	35,389
Meredith	276,000	15,840
New York Times, Class A	1,679,800	39,492
Pearson (GBP)	3,957,000	67,921
Reuters (GBP)	1,692,000	15,521
Scholastic (1)	1,979,400	61,559
Tribune	3,571,000	114,665
XM Satellite Radio Holdings, Class A (1)	6,228,600	80,473
		685,787
Multiline Retail 1.4%
Dollar General	2,020,000	42,723
Family Dollar Stores	2,323,900	68,834
		111,557
Specialty Retail 1.2%
GAP	4,187,100	72,060
TJX	800,000	21,568
		93,628
Total Consumer Discretionary		1,460,704
CONSUMER STAPLES 6.7%
Beverages 2.0%
Brown-Forman, Class B	875,000	57,365
Coca-Cola Enterprises	4,800,000	97,200
		154,565
Food & Staples Retailing 0.3%
Winn-Dixie Stores (1)	1,449,300	25,580
		25,580
Food Products 3.1%
Campbell Soup	378,700	14,750
ConAgra	3,804,000	94,758
Heinz	262,000	12,345
McCormick	617,000	23,767
Sara Lee	5,951,400	100,698
		246,318
Household Products 1.1%
Clorox	1,418,000	90,312
		90,312
Personal Products 0.2%
Alberto-Culver	616,200	14,099
		14,099
Total Consumer Staples		530,874
ENERGY 6.8%
Energy Equipment & Services 2.3%
BJ Services	1,330,000	37,107
Hanover Compressor (1)	4,589,500	102,116
Hornbeck Offshore Services (1)(2)	1,350,000	38,678
		177,901
Oil, Gas & Consumable Fuels 4.5%
Forest Oil (1)	900,000	30,033
Hess	1,503,000	83,371
Murphy Oil	2,478,000	132,325
Pogo Producing	1,520,000	73,112
Spectra Energy	1,572,000	41,297
		360,138
Total Energy		538,039
FINANCIALS 18.3%
Capital Markets 2.8%
E*TRADE Financial (1)	594,100	12,607
Investors Financial Services	1,123,600	65,337
Janus Capital Group	3,096,100	64,740
Northern Trust	1,280,000	76,979
		219,663
Commercial Banks 5.4%
Commerce Bancshares	1,387,932	67,051
First Horizon National	2,663,600	110,619
Regions Financial	1,384,000	48,952
Synovus Financial	2,186,000	70,695
TCF Financial	1,991,000	52,483
Valley National Bancorp	527,000	13,307
WestAmerica	1,431,000	68,931
		432,038
Insurance 7.7%
Axis Capital Holdings	2,034,300	68,881
Genworth Financial, Class A	985,000	34,416
Lincoln National	691,501	46,877
Marsh & McLennan	6,227,000	182,389
Ohio Casualty	1,078,000	32,286
OneBeacon Insurance Group, Class A	782,800	19,570
The Travelers Companies	1,022,975	52,959
Unum Group	778,700	17,933
Willis Group Holdings	2,072,000	82,010
XL Capital	1,054,600	73,780
		611,101
Real Estate Management & Development 0.5%
St. Joe	834,500	43,653
		43,653
Thrifts & Mortgage Finance 1.9%
First Niagara Financial	2,376,876	33,063
IndyMac Mortgage Holdings	2,985,000	95,669
NewAlliance Bancshares	1,278,300	20,721
		149,453

Total Financials		1,455,908
HEALTH CARE 9.6%
Biotechnology 1.3%
MedImmune (1)	1,651,088	60,083
Neurocrine Biosciences (1)	592,000	7,400
OSI Pharmaceuticals (1)	1,017,000	33,561
		101,044
Health Care Equipment & Supplies 2.2%
Becton, Dickinson	109,000	8,381
Invitrogen (1)	470,000	29,916
St. Jude Medical (1)	2,210,000	83,118
Zimmer Holdings (1)	649,700	55,491
		176,906
Health Care Providers & Services 5.0%
Health Management	8,241,000	89,580
HealthSouth (1)	2,121,470	44,572
Lincare Holdings (1)	2,680,000	98,222
Triad Hospitals (1)	810,000	42,322
Universal Health Services	2,173,000	124,426
		399,122
Pharmaceuticals 1.1%
Barr Pharmaceuticals (1)	796,000	36,894
Valeant Pharmaceuticals	3,016,000	52,147
		89,041
Total Health Care		766,113
INDUSTRIALS & BUSINESS SERVICES 7.6%
Aerospace & Defense 0.6%
Raytheon	873,000	45,797
		45,797
Airlines 1.3%
Southwest Airlines	7,142,400	104,993
		104,993
Building Products 0.9%
Armstrong Worldwide Industries (1)	592,600	30,134
USG (1)	894,000	41,732
		71,866
Commercial Services & Supplies 3.0%
Allied Waste Industries (1)	5,464,600	68,799
Cintas	1,455,800	52,554
Equifax	1,888,000	68,818
Manpower	663,100	48,917
		239,088
Road & Rail 1.8%
Hertz Global Holdings (1)	3,062,001	72,570
Laidlaw International	2,069,000	71,587
		144,157
Total Industrials & Business Services		605,901
INFORMATION TECHNOLOGY 8.7%
Communications Equipment 1.0%
Nortel Networks (1)	3,434,999	82,612
		82,612
Computers & Peripherals 1.0%
Sun Microsystems (1)	13,171,000	79,158
		79,158
Electronic Equipment & Instruments 2.1%
AVX	4,840,100	73,569
Molex, Class A	3,790,200	94,338
		167,907
IT Services 0.7%
Sabre Holdings, Class A	1,677,000	54,922
		54,922
Semiconductor & Semiconductor Equipment 3.3%
Fairchild Semiconductor, Class A (1)	3,550,000	59,356
Novellus Systems (1)	2,613,590	83,687
Teradyne (1)	5,547,000	91,747
Xilinx	994,000	25,576
		260,366
Software 0.6%
Intuit (1)	1,807,892	49,464
		49,464
Total Information Technology		694,429
MATERIALS 7.3%
Chemicals 1.7%
Nalco Holding	5,758,300	137,623
		137,623
Containers & Packaging 0.5%
Smurfit-Stone Container (1)	3,100,000	34,906
		34,906
Metals & Mining 1.8%
AngloGold, ADR	2,206,000	98,366
Gold Fields, ADR	2,566,300	47,425
		145,791
Paper & Forest Products 3.3%
Bowater	1,652,000	39,351
Domtar (CAD) (1)	6,523,500	59,469
International Paper	4,378,100	159,363
Weyerhaeuser	17,500	1,308
		259,491
Total Materials		577,811
UTILITIES 6.2%
Electric Utilities 2.1%
Duke Energy	2,444,000	49,589
Pinnacle West Capital	1,796,500	86,681
Reliant Resources (1)	1,705,400	34,654
		170,924
Independent Power Producers & Energy Traders 1.6%
Dynegy, Class A (1)	8,223,000	76,145
Mirant (1)	1,213,300	49,090
		125,235
Multi-Utilities 2.5%
Energy East	1,195,300	29,117
NiSource	2,212,100	54,064
Teco Energy	6,587,612	113,373
		196,554
Total Utilities		492,713

Total Miscellaneous Common Stocks 4.8% (3)		385,122

Total Common Stocks (Cost $6,534,346)		7,507,614
CONVERTIBLE PREFERRED STOCKS 0.5%
INDUSTRIALS & BUSINESS SERVICES 0.5%
Commercial Services & Supplies 0.5%
Allied Waste Industries	120,900	40,472
Total Convertible Preferred Stocks (Cost $31,593)		40,472
CONVERTIBLE BONDS 0.8%
Lucent Technologies, Series B, VR, 2.875%, 6/15/25	61,413,000	63,916
Total Convertible Bonds (Cost $60,845)		63,916
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(4)	284,702,036	284,702
Total Short-Term Investments (Cost $284,702)		284,702
Total Investments in Securities
99.2% of Net Assets (Cost $6,911,486)		$7,896,704

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated Companies
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Seven-day yield
ADR	American Depository Receipts
CAD	Canadian Dollar
GBP	British Pound
VR	Variable Rate; rate shown is effective rate at period-end

(2) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	3/31/07	12/31/06
Hornbeck Offshore
Services	$ 35,826	$ -	$ -	$ 38,678	-
T. Rowe Price Reserve
Investment Fund,
5.37%	¤	¤	6,897	284,702	489,144
Totals			$ 6,897	$ 323,380	$ 489,144

‡	Includes dividend income of $6,897 and no interest income.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Value Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $6,911,486,000. Net unrealized gain aggregated $985,226,000 at period-end, of which $1,167,159,000 related to appreciated investments and $181,933,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007